Material accounting policies - Schedule of Leased Assets Depreciated Over the Lease Term or Their Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Right-of-use asset - Property | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	1 year
Right-of-use asset - Property | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	15 years
Right-of-use asset - Office equipment | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	4 years
Right-of-use asset - Office equipment | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	7 years
Right-of-use asset - Vehicles | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	1 year
Right-of-use asset - Vehicles | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	5 years